Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

10.    RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The operating leases primarily consist of leases of office premises in Hong Kong and PRC, and printing machines in Hong Kong.

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Operating lease right-of-use assets
Office premises	11,957,528	5,166,836	665,168
Printing machines	1,398,338	1,309,309	168,558
Operating lease right-of-use assets	13,355,866	6,476,145	833,726

Current operating lease obligation
Office premises	11,107,794	2,473,161	318,390
Printing machines	303,299	363,182	46,754
Total current operating lease obligation	11,411,093	2,836,343	365,144

Non-current operating lease obligation
Office premises	849,734	2,693,675	346,779
Printing machines	1,095,039	946,127	121,803
Total non-current operating lease obligation	1,944,773	3,639,802	468,582

Total operating lease obligation	13,355,866	6,476,145	833,726

Operating lease expense for the years ended December 31, 2023 and 2024 was HK$572,229 and HK$295,374 (US$38,026), respectively.

The undiscounted future minimum lease payment schedule is as follows:

	As of December 31, 2024
For the years ending December 31,	HK$	US$
2025	3,020,699	388,879
2026	2,161,126	278,220
2027	1,428,297	183,876
2028	148,800	19,156
Total minimum lease payments	6,758,922	870,131
Less: imputed interest component	(282,777)	(36,405)
Lease liabilities recognized in the consolidated balance sheets	6,476,145	833,726

Other supplemental information about the Company’s operating lease as of December 31, 2023 and 2024:

	As of December 31, 2023	As of December 31, 2024
Weighted average discount rate	3.00%	4.56%
Weighted average remaining lease term (years)	2.60	2.48